United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Equity Advantage Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—100.5%
		CONSUMER DISCRETIONARY—31.4%
		Auto Components—7.8%
3,715	[1]	American Axle & Manufacturing Holdings, Inc.	$57,954
3,640		Goodyear Tire & Rubber Co.	127,254
735		Lear Corp.	104,429
		TOTAL	289,637
		Hotels Restaurants & Leisure—9.2%
2,785		Aramark	114,129
5,550	[1]	Eldorado Resorts, Inc.	111,000
2,866	[1]	La Quinta Holdings, Inc.	42,331
3,537	[1]	Penn National Gaming, Inc.	75,692
		TOTAL	343,152
		Media—8.0%
7,575	[1]	Gray Television, Inc.	103,777
1,152		Nexstar Media Group, Inc., Class A	68,890
1,685		Sinclair Broadcast Group, Inc.	55,437
31,455	[1]	Urban One, Inc.	70,774
		TOTAL	298,878
		Specialty Retail—3.1%
7,365	[1]	Party City Holdco, Inc.	115,262
		Textiles Apparel & Luxury Goods—3.3%
5,395		Hanesbrands, Inc.	124,948
		TOTAL CONSUMER DISCRETIONARY	1,171,877
		CONSUMER STAPLES—3.1%
		Food & Staples Retailing—3.1%
4,192	[1]	US Foods Holding Corp.	114,106
		ENERGY—4.3%
		Oil Gas & Consumable Fuels—4.3%
3,246	[1]	CVR Refining LP	30,837
2,255	[1]	RSP Permian, Inc.	72,769
6,040	[1]	WPX Energy, Inc.	58,346
		TOTAL	161,952
		TOTAL ENERGY	161,952
		FINANCIALS—2.8%
		Consumer Finance—2.8%
4,900		Ally Financial, Inc.	102,410
		HEALTH CARE—5.6%
		Health Care Providers & Services—1.3%
2,555	[1]	Tenet Healthcare Corp.	49,414
		Pharmaceuticals—4.3%
955	[1]	Mallinckrodt PLC	42,794
2,220	[1]	Prestige Brands Holdings, Inc.	117,238
		TOTAL	160,032
		TOTAL HEALTH CARE	209,446
		INDUSTRIALS—8.1%
		Building Products—2.9%
3,771	[1]	USG Corp.	109,434

Shares			Value
		INDUSTRIALS—continued
		Road & Rail—2.4%
3,295	[1]	Avis Budget Group, Inc.	$89,855
		Trading Companies & Distributors—2.8%
3,385	[1]	HD Supply, Inc.	103,683
		TOTAL INDUSTRIALS	302,972
		INFORMATION TECHNOLOGY—18.2%
		Communications Equipment—4.0%
2,733	[1]	CommScope Holdings Co., Inc.	103,936
5,955	[1]	Mitel Networks Corp.	43,769
		TOTAL	147,705
		Electronic Equipment Instruments & Components—5.6%
1,923		CDW Corp.	120,245
875	[1]	Zebra Technologies Corp., Class A	87,955
		TOTAL	208,200
		Semiconductors & Semiconductor Equipment—5.1%
2,371	[1]	Microsemi Corp.	110,963
3,415	[1]	Tower Semiconductor Ltd.	81,448
		TOTAL	192,411
		Technology Hardware Storage & Peripherals—3.5%
3,193	[1]	NCR Corp.	130,402
		TOTAL INFORMATION TECHNOLOGY	678,718
		MATERIALS—22.4%
		Containers & Packaging—18.3%
2,655		Ardagh Group SA	60,029
2,080	[1]	Berry Global Group, Inc.	118,581
9,457		Graphic Packaging Holding Co.	130,317
5,502	[1]	Owens-Illinois, Inc.	131,608
2,710		Sealed Air Corp.	121,300
2,124		WestRock Co.	120,346
		TOTAL	682,181
		Metals & Mining—1.6%
3,395		Teck Resources Ltd.	58,835
		Paper & Forest Products—2.5%
2,020	[1]	Clearwater Paper Corp.	94,435
		TOTAL MATERIALS	835,451
		UTILITIES—4.6%
		Gas Utilities—3.0%
4,757		Suburban Propane Partners LP	113,169
		Independent Power and Renewable Electricity Producers—1.6%
4,440	[1]	Calpine Corp.	60,073
		TOTAL UTILITIES	173,242
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,329,255)	3,750,174
		INVESTMENT COMPANY—1.1%
40,934	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[3] (IDENTIFIED COST $40,941)	40,942
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $3,370,196)[4]	3,791,116
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(60,593)
		TOTAL NET ASSETS—100%	$3,730,523
1	Non-income-producing security.

2	Affiliated holding.

Transactions involving the affiliated holding during the period ended June 30, 2017.
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	30,232
Purchases/Additions	2,118,854
Sales/Reductions	(2,108,152)
Balance of Shares Held 6/30/2017	40,934
Value	$40,942
Dividend Income	$407
3	7-day net yield.
4	At June 30, 2017, the cost of investments for federal tax purposes was $3,370,196. The net unrealized appreciation of investments for federal tax purposes was $420,920. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $512,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,124.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2017, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017